Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	SANDSTORM GOLD LTD
Entity Central Index Key	0001434614
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Address, Country	CA
Entity Incorporation, State or Country Code	A1
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	177,227,941